Leases (Tables)	6 Months Ended
Apr. 30, 2026
Leases [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	April 30, 2026	October 31, 2025

Right-of-use assets, net	$67,115	$104,129

Operating lease liabilities - current	$67,115	$77,596
Operating lease liabilities - non-current	-	26,533
Total operating lease liabilities	$67,115	$104,129

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of April 30, 2026:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	0.83 years
Weighted average discount rate	3.9%

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2027	$68,300
Total future minimum lease payments	68,300
Less: imputed interest	1,185
Present value of lease liabilities	$67,115